Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of derivative liabilities at fair value

	Fair Value Measurements at
	June 30, 2024
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$-	$-	$3,771	$3,771
Derivative liability - Conversion Option	-	-	-	-
Total derivative liabilities	$-	$-	$3,771	$3,771

	Fair Value Measurements at
	June 30, 2023
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$-	$-	$894,280	$894,280
Derivative liability - Conversion option	-	-	925,762	925,762
Total derivative liabilities	$-	$-	$1,820,042	$1,820,042

Fair value, liabilities measured on recurring basis

	Derivative liability - Warrants	Derivative liability - Conversion Option
Balance at June 30, 2022	$194,531	$188,030
Additions to level 3 liabilities	-	-
Change in in fair value of level 3 liabilities	699,749	737,732
Transfer in and/or out of level 3	-	-
Balance at June 30, 2023	$894,280	$925,762
Additions to level 3 liabilities	-	-
Change in in fair value of level 3 liabilities	(890,509)	(925,762)
Transfer in and/or out of level 3	-	-
Balance at June 30, 2024	$3,771	$-

Measured at fair value on a recurring basis

	Fair Value Measurements at
	March 31, 2025
	Level 1	Level 2	Level 3	Total

Cash	$8,007,601	$-	$-	$8,007,601
U.S. Treasury Bills due in 3 months or less at purchase	15,144,413	-	-	15,144,413

Total	$23,152,014	$-	$-	$23,152,014

	Fair Value Measurements at
	June 30, 2024
	Level 1	Level 2	Level 3	Total

Cash	$12,763,941	$-	$-	$12,763,941
U.S. Treasury Bills due in 3 months or less at purchase	11,079,857	-	-	11,079,857

Total	$23,843,798	$-	$-	$23,843,798

	Fair Value Measurements at
	June 30, 2024
	Level 1	Level 2	Level 3	Total

Cash	$12,763,941	$-	$-	$12,763,941
U.S. Treasury Bills due in 3 months or less at purchase	11,079,857	-	-	11,079,857

Total	$23,843,798	$-	$-	$23,843,798

	Fair Value Measurements at
	June 30, 2023
	Level 1	Level 2	Level 3	Total

Cash	$6,304,543	$-	$-	$6,304,543
U.S. Treasury Bills due in 3 months or less at purchase	13,156,340	-	-	13,156,340
U.S. Treasury Bills due in 3 - 6 months at purchase	14,477,726	-	-	14,477,726

Total	$33,938,609	$-	$-	$33,938,609